First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
16,829	National Presto Industries, Inc.	$2,306,583
	Automobile Components — 3.5%
750,388	Dauch Corporation (a)	4,449,801
66,455	Standard Motor Products, Inc.	2,308,647
13,292	Strattec Security Corp. (a)	1,041,295
		7,799,743
	Banks — 31.2%
69,735	Bridgewater Bancshares, Inc. (a)	1,234,309
104,005	Business First Bancshares, Inc.	2,812,295
9,702	C&F Financial Corp.	707,664
71,127	California BanCorp	1,260,370
53,815	Camden National Corp.	2,553,522
36,248	Capital Bancorp, Inc.	1,078,016
43,964	Capital City Bank Group, Inc.	1,910,675
70,220	Carter Bankshares, Inc. (a)	1,637,530
83,868	Central Pacific Financial Corp.	2,680,421
43,884	ChoiceOne Financial Services, Inc.	1,234,018
65,968	Civista Bancshares, Inc.	1,503,411
92,920	CNB Financial Corp.	2,690,963
74,130	Community West Bancshares	1,727,229
48,526	Equity Bancshares, Inc., Class A	2,155,040
179,125	Farmers National Banc Corp.	2,357,285
26,472	First Business Financial Services, Inc.	1,427,635
37,779	First Financial Corp.	2,387,633
24,432	First Western Financial, Inc. (a)	600,539
13,232	Franklin Financial Services Corp.	675,891
26,030	Great Southern Bancorp, Inc.	1,643,274
94,237	Hanmi Financial Corp.	2,484,087
21,913	Home Bancorp, Inc.	1,327,490
42,514	HomeTrust Bancshares, Inc.	1,813,222
162,100	Horizon Bancorp, Inc.	2,685,997
183,213	Kearny Financial Corp.	1,383,258
123,709	NB Bancorp, Inc.	2,606,549
115,537	Northfield Bancorp, Inc.	1,564,371
32,905	Northpointe Bancshares, Inc.	567,940
70,312	Northrim BanCorp, Inc.	1,608,739
36,931	OP Bancorp	491,182
33,154	Orange County Bancorp, Inc.	1,060,265
62,029	Orrstown Financial Services, Inc.	2,238,006
50,419	Peapack-Gladstone Financial Corp.	1,775,253
29,240	Peoples Financial Services Corp.	1,559,369
39,594	RBB Bancorp	846,124
65,857	Riverview Bancorp, Inc.	362,213
97,750	Shore Bancshares, Inc.	1,825,970
46,568	SmartFinancial, Inc.	1,819,877
Shares	Description	Value

	Banks (Continued)
38,859	South Plains Financial, Inc.	$1,628,192
29,670	Southern Missouri Bancorp, Inc.	1,897,100
40,207	Third Coast Bancshares, Inc. (a)	1,521,031
57,329	TrustCo Bank Corp.	2,509,864
51,178	Western New England Bancorp, Inc.	661,732
		70,515,551
	Biotechnology — 4.6%
568,562	CytomX Therapeutics, Inc. (a)	2,672,241
123,380	Puma Biotechnology, Inc. (a)	788,398
57,717	Rigel Pharmaceuticals, Inc. (a)	1,560,668
163,459	Stoke Therapeutics, Inc. (a)	5,322,225
		10,343,532
	Building Products — 0.9%
61,676	Insteel Industries, Inc.	2,072,930
	Capital Markets — 0.6%
8,002	Diamond Hill Investment Group, Inc.	1,377,144
	Chemicals — 1.9%
43,748	Flotek Industries, Inc. (a) (b)	742,403
62,369	Koppers Holdings, Inc.	2,412,433
178,546	Orion S.A.	1,160,549
		4,315,385
	Commercial Services & Supplies — 1.7%
143,117	Deluxe Corp.	3,941,442
	Communications Equipment — 0.4%
11,867	BK Technologies Corp. (a)	885,634
	Construction & Engineering — 2.7%
97,370	Ameresco, Inc., Class A (a)	2,482,935
30,558	NWPX Infrastructure, Inc. (a)	2,379,246
120,534	Orion Group Holdings, Inc. (a)	1,313,820
		6,176,001
	Consumer Finance — 2.2%
109,588	NerdWallet, Inc., Class A (a)	1,137,523
87,966	OppFi, Inc.	678,218
124,060	PRA Group, Inc. (a)	2,171,050
27,646	Regional Management Corp.	891,584
		4,878,375
	Consumer Staples Distribution & Retail — 0.6%
29,740	Village Super Market, Inc., Class A	1,255,920

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 2.8%
82,014	GigaCloud Technology, Inc., Class A (a)	$3,721,795
64,419	Gold.com, Inc.	2,581,914
		6,303,709
	Diversified Consumer Services — 2.5%
57,507	American Public Education, Inc. (a)	3,270,998
50,066	Carriage Services, Inc.	2,286,014
		5,557,012
	Diversified Telecommunication Services — 0.2%
10,565	GCI Liberty, Inc., Class A (a)	389,320
	Electric Utilities — 0.4%
66,565	Genie Energy Ltd., Class B	941,229
	Electrical Equipment — 1.0%
6,963	Espey Mfg. & Electronics Corp.	385,890
98,997	LSI Industries, Inc.	1,841,344
		2,227,234
	Electronic Equipment, Instruments & Components — 2.0%
51,937	Climb Global Solutions, Inc.	1,029,392
21,765	Frequency Electronics, Inc. (a)	963,319
76,996	Kimball Electronics, Inc. (a)	1,824,035
9,939	M-Tron Industries, Inc. (a)	664,422
		4,481,168
	Energy Equipment & Services — 3.7%
39,200	Energy Services of America Corp.	514,696
96,303	Flowco Holdings, Inc., Class A	1,983,842
34,771	Natural Gas Services Group, Inc.	1,312,258
48,675	Ranger Energy Services, Inc., Class A	834,289
425,290	TETRA Technologies, Inc. (a)	3,623,471
		8,268,556
	Financial Services — 2.7%
80,786	Alerus Financial Corp.	1,915,436
36,425	Cass Information Systems, Inc.	1,603,429
17,210	Finance Of America Cos., Inc., Class A (a) (b)	285,686
86,344	NewtekOne, Inc.	945,467
21,408	Onity Group, Inc. (a)	840,692
30,924	Velocity Financial, Inc. (a)	559,415
		6,150,125
Shares	Description	Value

	Food Products — 2.0%
28,901	John B Sanfilippo & Son, Inc.	$2,292,716
15,404	Seneca Foods Corp., Class A (a)	2,327,853
		4,620,569
	Health Care Equipment & Supplies — 0.1%
5,709	Pro-Dex, Inc. (a)	280,426
	Health Care Providers & Services — 1.1%
16,416	Nutex Health, Inc. (a) (b)	1,560,177
105,174	Viemed Healthcare, Inc. (a)	968,652
		2,528,829
	Hotels, Restaurants & Leisure — 0.9%
8,332	Nathan’s Famous, Inc.	839,282
228,730	Portillo’s, Inc., Class A (a) (b)	1,209,982
		2,049,264
	Household Durables — 1.2%
152,407	Cricut, Inc., Class A (b)	570,002
14,790	Hovnanian Enterprises, Inc., Class A (a)	1,640,359
28,842	Legacy Housing Corp. (a)	589,242
		2,799,603
	Household Products — 1.4%
25,776	Central Garden & Pet Co. (a)	947,784
32,889	Oil-Dri Corp. of America	2,140,745
		3,088,529
	Insurance — 4.9%
79,082	American Coastal Insurance Corp.	889,673
21,788	American Integrity Insurance Group, Inc.	420,073
53,342	Donegal Group, Inc., Class A	916,416
70,617	Heritage Insurance Holdings, Inc. (a)	1,853,696
4,983	Investors Title Co.	1,083,005
37,337	Kingstone Cos, Inc.	544,000
69,772	United Fire Group, Inc.	2,585,750
80,271	Universal Insurance Holdings, Inc.	2,742,057
		11,034,670
	Interactive Media & Services — 0.0%
37,822	Arena Group Holdings (The), Inc. (a)	82,074
	Leisure Products — 0.9%
141,483	Smith & Wesson Brands, Inc.	2,027,451
	Machinery — 2.4%
73,266	Douglas Dynamics, Inc.	3,083,766

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
84,971	Luxfer Holdings PLC	$1,034,947
112,797	Manitowoc (The) Co., Inc. (a)	1,314,085
		5,432,798
	Marine Transportation — 1.5%
121,004	Genco Shipping & Trading Ltd.	2,728,640
107,435	Pangaea Logistics Solutions Ltd.	760,640
		3,489,280
	Media — 2.8%
217,542	EW Scripps (The) Co., Class A (a)	809,256
264,181	Gray Media, Inc.	1,146,546
125,545	Sinclair, Inc.	1,624,552
395,457	USA Today Co., Inc. (a)	2,787,972
		6,368,326
	Oil, Gas & Consumable Fuels — 2.9%
109,400	Amplify Energy Corp. (a)	682,656
82,697	Epsilon Energy Ltd.	509,414
2,080	PrimeEnergy Resources Corp. (a)	484,328
32,134	Riley Exploration Permian, Inc.	1,171,284
100,419	SandRidge Energy, Inc.	1,637,834
331,521	VAALCO Energy, Inc.	2,101,843
		6,587,359
	Passenger Airlines — 1.2%
169,974	Sun Country Airlines Holdings, Inc. (a)	2,807,970
	Personal Care Products — 0.5%
45,064	Nature’s Sunshine Products, Inc. (a)	1,081,085
	Pharmaceuticals — 0.3%
132,072	SIGA Technologies, Inc.	706,585
	Professional Services — 1.5%
57,181	Mistras Group, Inc. (a)	845,135
15,318	RCM Technologies, Inc. (a)	293,187
11,624	Resolute Holdings Management, Inc. (a) (b)	1,886,575
54,008	TaskUS, Inc., Class A (b)	362,394
		3,387,291
	Real Estate Management & Development — 0.2%
63,774	RE/MAX Holdings, Inc., Class A (a)	367,338
	Retail REITs — 1.0%
142,766	Whitestone REIT	2,305,671
Shares	Description	Value

	Software — 1.2%
60,283	Consensus Cloud Solutions, Inc. (a)	$1,431,118
120,919	OneSpan, Inc.	1,273,277
		2,704,395
	Specialty Retail — 1.3%
25,058	America’s Car-Mart, Inc. (a)	318,989
171,544	Arhaus, Inc.	1,163,068
37,931	Build-A-Bear Workshop, Inc. (b)	1,420,516
		2,902,573
	Technology Hardware, Storage & Peripherals — 1.4%
19,916	CPI Card Group, Inc. (a)	288,981
223,770	Eastman Kodak Co. (a)	2,025,119
87,816	Immersion Corp.	479,475
43,598	Turtle Beach Corp. (a)	442,084
		3,235,659
	Textiles, Apparel & Luxury Goods — 0.9%
49,866	Movado Group, Inc.	1,217,728
23,830	Rocky Brands, Inc.	922,697
		2,140,425
	Trading Companies & Distributors — 0.7%
120,332	Hudson Technologies, Inc. (a)	707,552
27,483	Karat Packaging, Inc.	767,326
		1,474,878
	Water Utilities — 0.7%
47,618	Consolidated Water Co., Ltd.	1,577,108
	Wireless Telecommunication Services — 0.3%
65,498	Spok Holdings, Inc.	713,928
	Total Common Stocks	225,980,677
	(Cost $193,081,835)
RIGHTS — 0.0%
	Electronic Equipment, Instruments & Components — 0.0%
10,011	M-Tron Industries, Inc., expiring 04/15/26 (a) (c)	21,023
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
285,097	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (d)	285,097
	(Cost $285,097)

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$2,776,835	Citigroup, Inc., 3.66% (d), dated 03/31/26, due 04/01/26, with a maturity value of $2,777,117. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 05/15/35. The value of the collateral including accrued interest is $2,832,372. (e)	$2,776,835
	(Cost $2,776,835)

	Total Investments — 101.2%	229,063,632
	(Cost $196,143,767)
	Net Other Assets and Liabilities — (1.2)%	(2,818,203)
	Net Assets — 100.0%	$226,245,429

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,771,220 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,776,835.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Rate shown reflects yield as of March 31, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$225,980,677	$225,980,677	$—	$—
Rights*	21,023	21,023	—	—
Money Market Funds	285,097	285,097	—	—
Repurchase Agreements	2,776,835	—	2,776,835	—
Total Investments	$229,063,632	$226,286,797	$2,776,835	$—

*	See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 3.0%
2,264,641	United Parcel Service, Inc., Class B	$222,795,381
	Automobiles — 1.4%
9,026,750	Ford Motor Co.	104,168,695
	Banks — 9.7%
292,921	Associated Banc-Corp.	7,574,937
258,141	Atlantic Union Bankshares Corp.	9,225,959
194,114	Bank OZK	8,907,892
630,476	Citizens Financial Group, Inc.	37,809,646
722,812	Columbia Banking System, Inc.	19,826,733
1,433,452	Fifth Third Bancorp	66,598,180
3,554,755	Huntington Bancshares, Inc.	55,631,916
1,830,481	KeyCorp	36,701,144
623,860	PNC Financial Services Group (The), Inc.	129,819,027
1,591,714	Regions Financial Corp.	41,575,570
2,619,756	Truist Financial Corp.	120,430,183
2,894,616	U.S. Bancorp	150,548,978
249,161	United Bankshares, Inc.	10,320,249
768,387	Valley National Bancorp	9,435,792
212,941	Zions Bancorp N.A.	12,269,660
		716,675,866
	Beverages — 4.8%
2,251,546	PepsiCo, Inc.	349,642,578
	Capital Markets — 1.3%
683,483	Franklin Resources, Inc.	16,143,869
560,421	Invesco Ltd.	13,612,626
176,393	Janus Henderson Group PLC	9,061,309
204,357	Lazard, Inc.	8,681,085
567,602	T. Rowe Price Group, Inc.	51,163,644
		98,662,533
	Chemicals — 0.3%
259,715	Eastman Chemical Co.	19,821,449
	Consumer Finance — 0.3%
434,486	OneMain Holdings, Inc.	23,240,656
	Consumer Staples Distribution & Retail — 1.3%
804,336	Target Corp.	97,485,523
	Containers & Packaging — 1.4%
1,309,265	Amcor PLC	52,043,284
1,036,117	Smurfit Westrock PLC	41,289,262
180,819	Sonoco Products Co.	9,780,500
		103,113,046
Shares	Description	Value

	Diversified Telecommunication Services — 10.2%
7,215,793	Comcast Corp., Class A	$207,165,417
10,769,005	Verizon Communications, Inc.	540,604,051
		747,769,468
	Electric Utilities — 5.4%
693,012	American Electric Power Co., Inc.	90,840,013
888,668	Edison International	65,032,724
358,306	Evergy, Inc.	29,352,428
713,819	Eversource Energy	49,453,380
1,534,610	Exelon Corp.	75,226,582
841,242	FirstEnergy Corp.	42,617,320
331,667	OGE Energy Corp.	15,906,749
200,030	Pinnacle West Capital Corp.	20,153,023
202,725	Portland General Electric Co.	10,697,798
		399,280,017
	Food Products — 3.2%
648,076	Archer-Daniels-Midland Co.	47,108,644
572,551	Campbell’s (The) Company	12,750,711
1,670,848	Conagra Brands, Inc.	26,265,731
1,398,694	General Mills, Inc.	52,059,391
662,518	Hormel Foods Corp.	15,006,033
197,658	J.M. Smucker (The) Co.	19,062,137
2,659,049	Kraft Heinz (The) Co.	59,802,012
		232,054,659
	Gas Utilities — 0.5%
157,305	New Jersey Resources Corp.	8,639,191
83,242	ONE Gas, Inc.	7,169,633
97,077	Spire, Inc.	8,789,352
409,581	UGI Corp.	14,916,940
		39,515,116
	Health Care Providers & Services — 2.0%
2,005,388	CVS Health Corp.	144,026,966
	Hotels, Restaurants & Leisure — 0.1%
93,482	Travel + Leisure Co.	6,468,019
	Household Durables — 0.1%
158,802	Whirlpool Corp.	8,562,604
	Household Products — 0.4%
253,044	Clorox (The) Co.	26,222,950
105,461	Reynolds Consumer Products, Inc.	2,233,664
		28,456,614
	Independent Power and Renewable Electricity Producers — 0.3%
1,642,304	AES (The) Corp.	23,140,063
	Insurance — 2.4%
505,633	Fidelity National Financial, Inc.	23,451,259

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
152,931	First American Financial Corp.	$9,220,210
420,164	Lincoln National Corp.	14,915,822
364,467	Principal Financial Group, Inc.	32,842,121
952,712	Prudential Financial, Inc.	93,070,435
		173,499,847
	Leisure Products — 0.2%
178,976	Hasbro, Inc.	16,752,154
	Machinery — 0.3%
313,295	Stanley Black & Decker, Inc.	22,262,743
	Media — 0.8%
38,534	Nexstar Media Group, Inc.	6,968,103
551,111	Omnicom Group, Inc.	41,504,169
441,573	Sirius XM Holdings, Inc.	10,191,505
		58,663,777
	Multi-Utilities — 0.2%
130,312	Black Hills Corp.	9,044,956
102,268	Northwestern Energy Group, Inc.	6,743,552
		15,788,508
	Oil, Gas & Consumable Fuels — 28.9%
514,994	APA Corp.	21,856,345
3,240,454	Chevron Corp.	670,449,933
1,654,712	ConocoPhillips	218,421,984
997,757	Coterra Energy, Inc.	35,061,181
787,982	EOG Resources, Inc.	113,918,558
4,788,911	Exxon Mobil Corp.	812,486,640
3,223,176	Kinder Morgan, Inc.	108,073,091
258,002	Murphy Oil Corp.	10,642,583
1,443,011	ONEOK, Inc.	130,433,764
		2,121,344,079
	Pharmaceuticals — 15.2%
3,948,376	Bristol-Myers Squibb Co.	239,469,005
3,364,207	Merck & Co., Inc.	404,680,460
16,973,777	Pfizer, Inc.	476,623,658
		1,120,773,123
	Semiconductors & Semiconductor Equipment — 0.3%
356,253	Skyworks Solutions, Inc.	19,077,348
	Specialty Retail — 0.5%
524,728	Best Buy Co., Inc.	33,687,538
	Technology Hardware, Storage & Peripherals — 0.7%
2,785,210	HP, Inc.	53,503,884
	Tobacco — 4.5%
4,960,287	Altria Group, Inc.	327,329,339
Shares	Description	Value

	Trading Companies & Distributors — 0.1%
71,609	MSC Industrial Direct Co., Inc., Class A	$6,607,362
	Total Common Stocks	7,334,168,955
	(Cost $6,049,023,231)
MONEY MARKET FUNDS — 0.1%
6,314,583	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	6,314,583
	(Cost $6,314,583)

	Total Investments — 99.9%	7,340,483,538
	(Cost $6,055,337,814)
	Net Other Assets and Liabilities — 0.1%	9,501,628
	Net Assets — 100.0%	$7,349,985,166

(a)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,334,168,955	$7,334,168,955	$—	$—
Money Market Funds	6,314,583	6,314,583	—	—
Total Investments	$7,340,483,538	$7,340,483,538	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.2%
173,650	Karman Holdings, Inc. (a)	$13,900,683
	Air Freight & Logistics — 2.8%
92,567	FedEx Corp.	32,970,514
	Automobile Components — 0.3%
54,343	BorgWarner, Inc.	2,948,651
	Automobiles — 0.7%
542,860	Rivian Automotive, Inc., Class A (a)	8,170,043
	Banks — 0.7%
56,080	Nicolet Bankshares, Inc.	8,334,610
	Beverages — 0.7%
174,791	Vita Coco (The) Co., Inc. (a)	8,374,237
	Biotechnology — 4.6%
36,475	Apogee Therapeutics, Inc. (a)	3,070,101
127,205	Bridgebio Pharma, Inc. (a)	9,446,243
147,742	CG Oncology, Inc. (a)	9,999,179
124,968	Exelixis, Inc. (a)	5,359,878
28,905	Ionis Pharmaceuticals, Inc. (a)	2,170,476
44,707	Nuvalent, Inc., Class A (a)	4,580,232
18,499	Regeneron Pharmaceuticals, Inc.	14,293,067
156,539	Roivant Sciences Ltd. (a)	4,336,130
		53,255,306
	Chemicals — 2.0%
89,441	DuPont de Nemours, Inc.	4,096,398
249,994	Solstice Advanced Materials, Inc.	19,039,543
		23,135,941
	Commercial Services & Supplies — 0.2%
21,684	Veralto Corp.	1,917,299
	Communications Equipment — 3.1%
43,726	Lumentum Holdings, Inc. (a)	30,728,884
124,779	Viasat, Inc. (a)	5,714,878
		36,443,762
	Construction & Engineering — 2.0%
246,968	Centuri Holdings, Inc. (a)	7,213,935
31,237	Everus Construction Group, Inc. (a)	3,687,840
141,583	Legence Corp., Class A (a)	7,993,776
13,805	MasTec, Inc. (a)	4,441,621
		23,337,172
Shares	Description	Value

	Construction Materials — 1.6%
272,772	Amrize Ltd. (a)	$15,280,687
39,660	Knife River Corp. (a)	3,238,239
		18,518,926
	Consumer Finance — 0.4%
14,340	Dave, Inc. (a)	2,496,451
47,095	Figure Technology Solutions, Inc., Class A (a) (b)	1,598,875
		4,095,326
	Consumer Staples Distribution & Retail — 0.2%
63,153	Maplebear, Inc. (a)	2,365,711
	Diversified Consumer Services — 0.5%
56,265	Liberty Live Holdings, Inc., Class C (a)	5,295,099
	Diversified Telecommunication Services — 3.8%
534,750	AST SpaceMobile, Inc. (a)	44,314,733
	Electric Utilities — 6.1%
126,808	Constellation Energy Corp.	35,411,134
217,972	Entergy Corp.	24,491,334
75,128	NRG Energy, Inc.	10,979,206
		70,881,674
	Electrical Equipment — 12.3%
71,926	Amprius Technologies, Inc. (a)	1,212,672
142,153	GE Vernova, Inc.	124,085,354
142,889	Nextpower, Inc., Class A (a)	17,225,269
		142,523,295
	Electronic Equipment, Instruments & Components — 0.6%
308,494	Ingram Micro Holding Corp.	7,190,995
	Energy Equipment & Services — 0.4%
47,831	Flowco Holdings, Inc., Class A	985,319
45,076	Kodiak Gas Services, Inc.	2,628,832
48,604	WaterBridge Infrastructure LLC, Class A	1,302,101
		4,916,252
	Entertainment — 3.3%
18,637	Sphere Entertainment Co. (a)	2,187,984
1,302,359	Warner Bros. Discovery, Inc. (a)	35,762,778
		37,950,762
	Financial Services — 2.2%
14,884	Corpay, Inc. (a)	4,331,095
185,712	Enact Holdings, Inc.	7,578,907
61,839	Jackson Financial, Inc., Class A	6,537,619
160,894	NCR Atleos Corp. (a)	7,011,760
		25,459,381

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 1.0%
55,982	J.M. Smucker (The) Co.	$5,398,904
206,356	Smithfield Foods, Inc.	5,771,777
		11,170,681
	Health Care Equipment & Supplies — 6.9%
179,428	GE HealthCare Technologies, Inc.	12,771,685
59,079	Globus Medical, Inc., Class A (a)	5,090,247
1,379,146	Medline, Inc., Class A (a) (b)	61,371,997
98,271	MiniMed Group, Inc. (a) (b)	1,466,203
		80,700,132
	Health Care Providers & Services — 4.2%
142,988	Alignment Healthcare, Inc. (a)	2,519,449
253,984	BrightSpring Health Services, Inc. (a)	10,822,258
42,547	Cencora, Inc.	13,365,715
88,637	Guardian Pharmacy Services, Inc., Class A (a)	3,338,069
98,907	Tenet Healthcare Corp. (a)	18,664,740
		48,710,231
	Health Care REITs — 4.3%
266,010	American Healthcare REIT, Inc. (b)	12,545,032
292,960	CareTrust REIT, Inc.	10,736,984
330,897	Sabra Health Care REIT, Inc.	6,363,149
249,324	Ventas, Inc.	20,389,717
		50,034,882
	Hotels, Restaurants & Leisure — 2.2%
121,623	DoorDash, Inc., Class A (a)	18,261,693
122,196	Rush Street Interactive, Inc. (a)	2,657,763
60,050	Travel + Leisure Co.	4,154,860
		25,074,316
	Insurance — 0.9%
306,947	Hamilton Insurance Group Ltd., Class B	9,156,229
20,048	Lemonade, Inc. (a)	1,256,609
		10,412,838
	Interactive Media & Services — 0.9%
75,210	Reddit, Inc., Class A (a)	10,127,027
	IT Services — 1.1%
117,482	CoreWeave, Inc., Class A (a)	9,101,330
48,292	DigitalOcean Holdings, Inc. (a)	4,142,488
		13,243,818
Shares	Description	Value

	Machinery — 1.0%
57,049	Atmus Filtration Technologies, Inc.	$3,238,672
50,519	Crane Co.	8,638,749
		11,877,421
	Oil, Gas & Consumable Fuels — 4.2%
46,508	California Resources Corp.	3,219,284
186,834	CNX Resources Corp. (a)	7,202,451
131,929	CVR Energy, Inc. (a)	4,439,411
160,190	DT Midstream, Inc.	21,572,787
79,836	Excelerate Energy, Inc., Class A	2,668,119
157,718	HF Sinclair Corp.	9,840,026
		48,942,078
	Personal Care Products — 0.6%
419,229	Kenvue, Inc.	7,227,508
	Pharmaceuticals — 2.7%
65,436	Alumis, Inc. (a)	1,441,555
32,315	Jazz Pharmaceuticals PLC (a)	6,109,151
26,169	Ligand Pharmaceuticals, Inc. (a)	5,224,641
25,259	Maze Therapeutics, Inc. (a)	753,981
304,092	Royalty Pharma PLC, Class A	14,587,293
30,226	Supernus Pharmaceuticals, Inc. (a)	1,562,382
19,600	VeraDermics, Inc. (a)	1,237,740
		30,916,743
	Professional Services — 2.0%
42,683	Amentum Holdings, Inc. (a)	1,113,172
149,207	Planet Labs PBC (a)	4,170,336
213,034	UL Solutions, Inc., Class A	18,259,144
		23,542,652
	Retail REITs — 0.2%
80,187	Curbline Properties Corp.	2,068,023
	Semiconductors & Semiconductor Equipment — 1.5%
48,412	Credo Technology Group Holding Ltd. (a)	4,544,435
35,301	MKS, Inc.	8,112,523
36,685	Qnity Electronics, Inc.	4,232,715
		16,889,673
	Software — 8.3%
85,573	AppLovin Corp., Class A (a)	34,058,054
43,187	Circle Internet Group, Inc. (a)	4,120,472
70,776	NextNav, Inc. (a) (b)	1,133,832
251,093	Palantir Technologies, Inc., Class A (a)	36,729,884
555,292	Samsara, Inc., Class A (a)	17,597,203
151,526	Unity Software, Inc. (a)	3,324,480
		96,963,925

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 8.3%
87,228	Sandisk Corp. (a)	$55,419,437
104,934	Seagate Technology Holdings PLC	41,108,944
		96,528,381
	Total Common Stocks	1,160,730,701
	(Cost $803,987,730)
MONEY MARKET FUNDS — 0.1%
726,588	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	726,588
	(Cost $726,588)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$22,484,739	RBC Dominion Securities, Inc., 3.65% (c), dated 03/31/26, due 04/01/26, with a maturity value of $22,487,019. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.38%, due 07/15/26 to 02/15/49. The value of the collateral including accrued interest is $22,934,434. (d)	22,484,739
	(Cost $22,484,739)

	Total Investments — 102.0%	1,183,942,028
	(Cost $827,199,057)
	Net Other Assets and Liabilities — (2.0)%	(22,673,829)
	Net Assets — 100.0%	$1,161,268,199

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $22,966,034 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $22,484,739. On
March 31, 2026, the last business day of the period, there
was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from March 30 to March 31, the value of
the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,160,730,701	$1,160,730,701	$—	$—
Money Market Funds	726,588	726,588	—	—
Repurchase Agreements	22,484,739	—	22,484,739	—
Total Investments	$1,183,942,028	$1,161,457,289	$22,484,739	$—

*	See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 79.5%
3,011,495	ACADIA Pharmaceuticals, Inc. (a)	$67,035,879
2,719,064	Alkermes PLC (a)	96,146,103
202,492	Alnylam Pharmaceuticals, Inc. (a)	66,998,528
247,283	Amgen, Inc.	87,006,524
102,325	Argenx SE, ADR (a)	74,722,831
238,672	BeOne Medicines Ltd., ADR (a)	70,878,424
429,853	Biogen, Inc. (a)	78,804,951
1,368,040	BioMarin Pharmaceutical, Inc. (a)	77,280,580
807,711	BioNTech SE, ADR (a)	71,789,354
1,831,270	Exelixis, Inc. (a)	78,543,170
2,354,019	Genmab A/S, ADR (a)	63,158,330
665,992	Gilead Sciences, Inc.	92,819,305
1,112,843	Halozyme Therapeutics, Inc. (a)	71,923,043
754,631	Incyte Corp. (a)	71,025,870
308,504	Krystal Biotech, Inc. (a)	79,692,753
2,351,289	Moderna, Inc. (a)	119,445,481
344,198	Natera, Inc. (a)	68,836,158
593,926	Neurocrine Biosciences, Inc. (a)	78,243,811
101,249	Regeneron Pharmaceuticals, Inc.	78,229,027
3,384,344	Sarepta Therapeutics, Inc. (a)	73,643,325
166,849	United Therapeutics Corp. (a)	98,938,120
1,918,341	Veracyte, Inc. (a)	61,789,764
173,834	Vertex Pharmaceuticals, Inc. (a)	77,623,834
		1,804,575,165
	Health Care Providers & Services — 2.0%
6,128,278	NeoGenomics, Inc. (a)	45,471,823
	Life Sciences Tools & Services — 10.8%
1,227,575	Bio-Techne Corp.	64,153,069
1,480,923	Bruker Corp. (b)	53,490,939
571,731	Illumina, Inc. (a)	70,471,563
483,433	Repligen Corp. (a)	56,958,076
		245,073,647
	Pharmaceuticals — 7.7%
521,878	Axsome Therapeutics, Inc. (a)	88,207,819
2,150,626	Corcept Therapeutics, Inc. (a)	86,691,734
		174,899,553
	Total Common Stocks	2,270,020,188
	(Cost $2,205,979,578)
MONEY MARKET FUNDS — 0.1%
1,413,994	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	1,413,994
	(Cost $1,413,994)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$188,488	Daiwa Capital Markets America, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $188,507. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $192,258. (d)	$188,488
	(Cost $188,488)

	Total Investments — 100.1%	2,271,622,670
	(Cost $2,207,582,060)
	Net Other Assets and Liabilities — (0.1)%	(1,433,884)
	Net Assets — 100.0%	$2,270,188,786

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $176,735 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $188,488.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,270,020,188	$2,270,020,188	$—	$—
Money Market Funds	1,413,994	1,413,994	—	—
Repurchase Agreements	188,488	—	188,488	—
Total Investments	$2,271,622,670	$2,271,434,182	$188,488	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 12.4%
2,233,691	Amazon.com, Inc. (a)	$465,210,824
1,082,331	eBay, Inc.	98,513,768
		563,724,592
	Commercial Services & Supplies — 1.6%
2,133,091	Copart, Inc. (a)	70,818,621
	Communications Equipment — 14.7%
1,546,310	Arista Networks, Inc. (a)	189,855,942
337,469	Ciena Corp. (a)	131,015,590
3,969,237	Cisco Systems, Inc.	307,973,099
135,395	F5, Inc. (a)	39,173,835
		668,018,466
	Diversified Consumer Services — 0.2%
95,867	Duolingo, Inc. (a)	9,449,610
	Entertainment — 11.0%
4,241,661	Netflix, Inc. (a)	407,835,705
1,584,498	ROBLOX Corp., Class A (a)	89,619,207
		497,454,912
	Financial Services — 2.2%
2,205,410	PayPal Holdings, Inc.	99,750,694
	Health Care Technology — 1.4%
362,373	Veeva Systems, Inc., Class A (a)	63,654,441
	Hotels, Restaurants & Leisure — 11.9%
1,014,606	Airbnb, Inc., Class A (a)	128,124,446
49,453	Booking Holdings, Inc.	208,212,955
895,652	DoorDash, Inc., Class A (a)	134,482,148
1,186,414	DraftKings, Inc., Class A (a)	25,650,271
419,930	Flutter Entertainment PLC (a)	42,811,863
		539,281,683
	Interactive Media & Services — 18.9%
853,628	Alphabet, Inc., Class A	245,469,268
685,707	Alphabet, Inc., Class C	196,701,910
725,351	Meta Platforms, Inc., Class A	414,995,067
		857,166,245
	IT Services — 10.4%
344,740	Akamai Technologies, Inc. (a)	39,593,389
759,972	Cloudflare, Inc., Class A (a)	156,812,622
578,708	CoreWeave, Inc., Class A (a)	44,832,509
323,791	GoDaddy, Inc., Class A (a)	26,767,802
405,897	Okta, Inc. (a)	31,948,153
819,601	Snowflake, Inc. (a)	123,612,223
197,704	VeriSign, Inc.	49,101,765
		472,668,463
Shares	Description	Value

	Professional Services — 0.3%
117,090	Paycom Software, Inc.	$14,231,119
	Software — 12.6%
406,270	Atlassian Corp., Class A (a)	27,727,927
343,183	Box, Inc., Class A (a)	8,112,846
786,301	Datadog, Inc., Class A (a)	92,822,833
479,727	Docusign, Inc. (a)	22,743,857
417,697	Dropbox, Inc., Class A (a)	9,490,076
126,341	HubSpot, Inc. (a)	30,839,838
906,031	MARA Holdings, Inc. (a) (b)	7,393,213
647,884	Nutanix, Inc., Class A (a)	24,626,071
1,101,052	Salesforce, Inc.	205,533,377
857,966	Samsara, Inc., Class A (a)	27,188,943
510,336	Workday, Inc., Class A (a)	66,302,853
636,040	Zoom Communications, Inc. (a)	51,131,256
		573,913,090
	Specialty Retail — 2.4%
338,720	Carvana Co. (a)	106,486,794
	Total Common Stocks	4,536,618,730
	(Cost $5,781,600,094)
MONEY MARKET FUNDS — 0.1%
6,028,881	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (c)	6,028,881
	(Cost $6,028,881)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$697,995	Daiwa Capital Markets America, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $698,066. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $711,955. (d)	697,995
	(Cost $697,995)

	Total Investments — 100.1%	4,543,345,606
	(Cost $5,788,326,970)
	Net Other Assets and Liabilities — (0.1)%	(3,704,165)
	Net Assets — 100.0%	$4,539,641,441

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $701,874 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $697,995. On
March 31, 2026, the last business day of the period, there
was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from March 30 to March 31, the value of
the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,536,618,730	$4,536,618,730	$—	$—
Money Market Funds	6,028,881	6,028,881	—	—
Repurchase Agreements	697,995	—	697,995	—
Total Investments	$4,543,345,606	$4,542,647,611	$697,995	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.2%
442,200	General Dynamics Corp.	$151,771,884
278,926	Lockheed Martin Corp.	168,580,085
243,598	Northrop Grumman Corp.	166,192,300
		486,544,269
	Beverages — 6.3%
2,306,293	Coca-Cola (The) Co.	175,393,583
2,078,229	Monster Beverage Corp. (a)	150,588,473
1,110,274	PepsiCo, Inc.	172,414,449
		498,396,505
	Biotechnology — 4.4%
757,897	AbbVie, Inc.	164,835,018
1,300,578	Gilead Sciences, Inc.	181,261,556
		346,096,574
	Building Products — 2.2%
417,055	Trane Technologies PLC	173,803,501
	Capital Markets — 11.0%
318,965	Ameriprise Financial, Inc.	141,748,046
593,878	Cboe Global Markets, Inc.	166,921,290
1,564,779	Charles Schwab (The) Corp.	147,057,930
301,445	Moody’s Corp.	131,505,381
945,716	Raymond James Financial, Inc.	136,930,220
1,525,544	T. Rowe Price Group, Inc.	137,512,536
		861,675,403
	Chemicals — 6.3%
586,334	Ecolab, Inc.	155,976,571
370,090	Linde PLC	183,475,818
1,473,917	PPG Industries, Inc.	157,532,249
		496,984,638
	Commercial Services & Supplies — 3.5%
3,958,460	Copart, Inc. (a)	131,420,872
1,582,304	Veralto Corp.	139,907,320
		271,328,192
	Communications Equipment — 2.1%
2,160,596	Cisco Systems, Inc.	167,640,644
	Consumer Staples Distribution & Retail — 4.3%
168,589	Costco Wholesale Corp.	167,987,137
1,357,186	Walmart, Inc.	168,671,076
		336,658,213
	Financial Services — 3.8%
301,127	Mastercard, Inc., Class A	150,461,117
494,837	Visa, Inc., Class A	149,559,535
		300,020,652
	Food Products — 2.2%
821,476	Hershey (The) Co.	170,776,646
Shares	Description	Value

	Health Care Equipment & Supplies — 3.6%
1,334,225	Abbott Laboratories	$136,984,881
630,698	ResMed, Inc.	141,579,087
		278,563,968
	Health Care Providers & Services — 1.8%
457,814	Cencora, Inc.	143,817,690
	Household Durables — 1.8%
21,484	NVR, Inc. (a)	141,575,908
	Household Products — 4.2%
1,922,092	Colgate-Palmolive Co.	163,819,901
1,124,024	Procter & Gamble (The) Co.	162,354,027
		326,173,928
	Industrial Conglomerates — 2.1%
740,486	Honeywell International, Inc.	167,372,050
	Insurance — 8.3%
1,483,475	Aflac, Inc.	162,752,042
1,792,115	Arch Capital Group Ltd. (a)	172,025,119
890,654	Marsh & McLennan Cos., Inc.	154,483,936
2,393,270	W.R. Berkley Corp.	158,625,936
		647,887,033
	IT Services — 1.4%
567,609	Accenture PLC, Class A	112,551,188
	Machinery — 4.2%
786,290	Dover Corp.	163,902,151
449,565	Snap-on, Inc.	163,290,999
		327,193,150
	Oil, Gas & Consumable Fuels — 2.8%
1,542,491	EOG Resources, Inc.	222,997,924
	Pharmaceuticals — 2.3%
742,958	Johnson & Johnson	181,608,653
	Professional Services — 3.3%
623,773	Automatic Data Processing, Inc.	126,738,198
1,461,191	Paychex, Inc.	134,604,915
		261,343,113
	Software — 3.5%
611,446	Autodesk, Inc. (a)	146,380,172
353,270	Microsoft Corp.	130,769,956
		277,150,128
	Specialty Retail — 6.2%
427,323	Home Depot (The), Inc.	140,542,261
844,538	Ross Stores, Inc.	182,952,267
1,032,248	TJX (The) Cos., Inc.	164,850,006
		488,344,534

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 2.1%
635,757	Apple, Inc.	$161,348,769
	Total Common Stocks	7,847,853,273
	(Cost $7,202,171,894)
MONEY MARKET FUNDS — 0.1%
5,362,229	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	5,362,229
	(Cost $5,362,229)

	Total Investments — 100.0%	7,853,215,502
	(Cost $7,207,534,123)
	Net Other Assets and Liabilities — (0.0)%	(620,218)
	Net Assets — 100.0%	$7,852,595,284

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,847,853,273	$7,847,853,273	$—	$—
Money Market Funds	5,362,229	5,362,229	—	—
Total Investments	$7,853,215,502	$7,853,215,502	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.1%
97,608	General Dynamics Corp.	$33,501,018
98,134	L3Harris Technologies, Inc.	33,870,950
55,019	Lockheed Martin Corp.	33,252,933
49,865	Northrop Grumman Corp.	34,019,898
174,027	RTX Corp.	33,569,808
		168,214,607
	Automobiles — 0.8%
1,370,443	Honda Motor Co., Ltd., ADR	33,315,470
160,959	Toyota Motor Corp., ADR	33,172,040
		66,487,510
	Banks — 4.2%
713,488	Bank of America Corp.	34,782,540
247,260	Bank of Montreal	33,464,168
489,532	Bank of Nova Scotia (The)	33,929,463
350,834	Canadian Imperial Bank of Commerce	33,241,521
704,878	Commerce Bancshares, Inc.	34,679,998
424,714	HSBC Holdings PLC, ADR	35,034,658
116,949	JPMorgan Chase & Co.	34,401,718
2,725,460	Northwest Bancshares, Inc.	34,586,087
209,520	Royal Bank of Canada	33,896,146
362,115	Toronto-Dominion Bank (The)	33,788,951
		341,805,250
	Beverages — 2.9%
494,597	Anheuser-Busch InBev S.A./N.V., ADR	34,310,194
451,402	Coca-Cola (The) Co.	34,329,122
366,186	Coca-Cola Europacific Partners PLC	33,202,085
222,381	Constellation Brands, Inc., Class A	33,357,150
457,367	Diageo PLC, ADR	34,050,973
1,277,015	Keurig Dr Pepper, Inc.	33,623,805
224,717	PepsiCo, Inc.	34,896,303
		237,769,632
	Biotechnology — 1.3%
165,446	AbbVie, Inc.	35,982,851
96,935	Amgen, Inc.	34,106,580
246,863	Gilead Sciences, Inc.	34,405,296
		104,494,727
	Capital Markets — 4.2%
291,375	Bank of New York Mellon (The) Corp.	34,565,816
34,789	Blackrock, Inc.	33,456,929
110,599	CME Group, Inc.	32,665,415
40,786	Goldman Sachs Group (The), Inc.	34,504,548
215,718	Intercontinental Exchange, Inc.	33,928,127
206,334	Morgan Stanley	33,956,386
Shares	Description	Value

	Capital Markets (Continued)
392,416	Nasdaq, Inc.	$33,312,194
233,117	Raymond James Financial, Inc.	33,753,010
431,416	SEI Investments Co.	33,853,214
385,369	T. Rowe Price Group, Inc.	34,737,162
		338,732,801
	Chemicals — 1.7%
121,674	Air Products and Chemicals, Inc.	35,345,080
70,920	Linde PLC	35,159,299
332,143	PPG Industries, Inc.	35,499,444
351,821	RPM International, Inc.	34,971,008
		140,974,831
	Commercial Services & Supplies — 2.1%
408,981	Brady Corp., Class A	33,225,616
195,358	MSA Safety, Inc.	32,028,944
156,441	Republic Services, Inc.	34,263,708
637,189	Rollins, Inc.	34,032,265
149,015	Waste Management, Inc.	34,242,157
		167,792,690
	Communications Equipment — 0.8%
430,153	Cisco Systems, Inc.	33,375,571
74,245	Motorola Solutions, Inc.	32,220,103
		65,595,674
	Consumer Staples Distribution & Retail — 0.4%
415,496	Sysco Corp.	29,637,330
	Containers & Packaging — 2.2%
861,405	Amcor PLC	34,240,849
273,120	AptarGroup, Inc.	34,418,582
205,680	Avery Dennison Corp.	35,516,823
162,178	Packaging Corp. of America	34,417,415
654,788	Sonoco Products Co.	35,417,483
		174,011,152
	Distributors — 0.4%
335,497	Genuine Parts Co.	35,478,808
	Diversified REITs — 0.4%
501,473	WP Carey, Inc.	34,080,105
	Diversified Telecommunication Services — 1.6%
1,316,183	BCE, Inc.	33,220,459
1,168,733	Comcast Corp., Class A	33,554,324
2,570,486	TELUS Corp.	32,979,335
670,318	Verizon Communications, Inc.	33,649,964
		133,404,082
	Electric Utilities — 8.7%
490,170	Alliant Energy Corp.	35,174,599
265,047	American Electric Power Co., Inc.	34,742,361

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
266,256	Duke Energy Corp.	$34,863,561
667,678	Emera, Inc.	34,632,458
334,567	Entergy Corp.	37,591,948
426,958	Evergy, Inc.	34,976,399
501,175	Eversource Energy	34,721,404
718,777	Exelon Corp.	35,234,448
695,197	FirstEnergy Corp.	35,218,680
614,547	Fortis, Inc.	34,285,577
248,114	IDACORP, Inc.	35,472,859
445,474	MGE Energy, Inc.	34,430,685
375,760	NextEra Energy, Inc.	34,900,589
726,790	OGE Energy Corp.	34,856,848
347,492	Pinnacle West Capital Corp.	35,009,819
666,231	Portland General Electric Co.	35,157,010
918,829	PPL Corp.	35,099,268
361,651	Southern (The) Co.	34,906,554
580,358	TXNM Energy, Inc.	33,927,729
440,606	Xcel Energy, Inc.	35,001,741
		700,204,537
	Electrical Equipment — 1.3%
94,250	Eaton Corp. PLC	33,710,397
261,147	Emerson Electric Co.	34,215,480
69,327	Hubbell, Inc.	34,021,532
		101,947,409
	Electronic Equipment, Instruments & Components — 0.4%
168,858	TE Connectivity PLC	35,294,699
	Financial Services — 0.4%
207,626	Jack Henry & Associates, Inc.	32,813,213
	Food Products — 4.6%
1,614,511	Campbell’s (The) Company	35,955,160
2,193,064	Conagra Brands, Inc.	34,474,966
907,512	General Mills, Inc.	33,777,597
157,570	Hershey (The) Co.	32,757,227
1,512,258	Hormel Foods Corp.	34,252,644
306,972	Ingredion, Inc.	34,583,465
344,633	J.M. Smucker (The) Co.	33,236,407
1,598,530	Kraft Heinz (The) Co.	35,950,940
237,096	Marzetti (The) Company	32,797,490
636,710	McCormick & Co., Inc.	32,115,652
596,288	Mondelez International, Inc., Class A	34,370,040
		374,271,588
	Gas Utilities — 3.4%
187,291	Atmos Energy Corp.	34,596,393
267,788	Chesapeake Utilities Corp.	33,840,370
364,330	National Fuel Gas Co.	34,232,447
628,104	New Jersey Resources Corp.	34,495,472
Shares	Description	Value

	Gas Utilities (Continued)
650,139	Northwest Natural Holding Co.	$34,600,398
398,550	ONE Gas, Inc.	34,327,111
395,018	Southwest Gas Holdings, Inc.	34,327,064
374,970	Spire, Inc.	33,949,784
		274,369,039
	Ground Transportation — 2.2%
336,722	Canadian National Railway Co.	34,604,920
870,693	CSX Corp.	35,741,948
225,466	Landstar System, Inc.	36,144,454
118,979	Norfolk Southern Corp.	34,146,973
142,240	Union Pacific Corp.	34,510,269
		175,148,564
	Health Care Equipment & Supplies — 1.2%
323,362	Abbott Laboratories	33,199,577
217,019	Becton Dickinson & Co.	34,121,897
388,951	Medtronic PLC	33,702,604
		101,024,078
	Health Care Providers & Services — 0.8%
128,227	Labcorp Holdings, Inc.	34,212,246
173,342	Quest Diagnostics, Inc.	33,971,565
		68,183,811
	Health Care REITs — 0.4%
173,865	Welltower, Inc.	34,374,849
	Hotels, Restaurants & Leisure — 0.8%
109,914	McDonald’s Corp.	34,160,172
213,858	Yum! Brands, Inc.	33,250,642
		67,410,814
	Household Products — 2.1%
358,212	Church & Dwight Co., Inc.	33,428,344
398,173	Colgate-Palmolive Co.	33,936,285
340,923	Kimberly-Clark Corp.	32,888,842
235,472	Procter & Gamble (The) Co.	34,011,575
1,621,460	Reynolds Consumer Products, Inc.	34,342,523
		168,607,569
	Industrial Conglomerates — 0.4%
152,033	Honeywell International, Inc.	34,364,019
	Insurance — 9.7%
317,911	Aflac, Inc.	34,878,016
163,197	Allstate (The) Corp.	33,837,266
266,300	American Financial Group, Inc.	34,009,173
451,522	American International Group, Inc.	33,977,030
156,434	Arthur J. Gallagher & Co.	33,880,476
155,936	Assurant, Inc.	33,964,420

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
337,766	Axis Capital Holdings Ltd.	$34,252,850
103,888	Chubb Ltd.	33,860,216
211,659	Cincinnati Financial Corp.	33,304,544
745,484	CNA Financial Corp.	34,232,625
198,014	Hanover Insurance Group (The), Inc.	34,325,727
250,348	Hartford Insurance Group (The), Inc.	33,854,560
986,747	Manulife Financial Corp.	33,983,567
194,996	Marsh & McLennan Cos., Inc.	33,822,056
490,097	MetLife, Inc.	34,659,660
886,172	Old Republic International Corp.	35,358,263
135,687	Primerica, Inc.	33,986,880
359,586	Prudential Financial, Inc.	35,127,956
588,114	RLI Corp.	33,546,022
451,643	Selective Insurance Group, Inc.	34,049,366
536,894	Sun Life Financial, Inc.	33,588,089
114,734	Travelers (The) Cos., Inc.	33,465,613
115,543	Willis Towers Watson PLC	33,588,350
		783,552,725
	IT Services — 2.9%
169,508	Accenture PLC, Class A	33,611,741
520,815	Amdocs Ltd.	33,988,387
547,381	Cognizant Technology Solutions Corp., Class A	33,581,824
2,549,235	Infosys Ltd., ADR	34,440,165
136,468	International Business Machines Corp.	33,078,479
140,729	VeriSign, Inc.	34,951,454
15,696,656	Wipro Ltd., ADR	33,276,911
		236,928,961
	Machinery — 4.6%
61,841	Cummins, Inc.	33,271,695
395,853	Donaldson Co., Inc.	33,596,044
367,969	Franklin Electric Co., Inc.	33,915,703
397,985	Graco, Inc.	33,689,430
179,764	IDEX Corp.	34,074,266
129,042	Illinois Tool Works, Inc.	33,588,342
134,170	Lincoln Electric Holdings, Inc.	33,419,064
428,954	Otis Worldwide Corp.	33,063,774
296,580	PACCAR, Inc.	34,254,990
383,370	Pentair PLC	33,395,361
93,520	Snap-on, Inc.	33,968,334
		370,237,003
	Metals & Mining — 0.5%
394,974	Rio Tinto PLC, ADR	36,847,124
	Multi-Utilities — 5.2%
317,165	Ameren Corp.	34,862,777
874,060	Avista Corp.	35,084,768
Shares	Description	Value

	Multi-Utilities (Continued)
496,923	Black Hills Corp.	$34,491,425
811,895	CenterPoint Energy, Inc.	35,041,388
454,366	CMS Energy Corp.	35,249,714
310,742	Consolidated Edison, Inc.	35,169,780
566,776	Dominion Energy, Inc.	35,038,092
238,280	DTE Energy Co.	34,841,302
745,649	NiSource, Inc.	34,791,982
522,737	Northwestern Energy Group, Inc.	34,469,278
424,768	Public Service Enterprise Group, Inc.	34,384,970
302,584	WEC Energy Group, Inc.	35,030,150
		418,455,626
	Oil, Gas & Consumable Fuels — 3.4%
165,221	Chevron Corp.	34,184,225
626,009	Enbridge, Inc.	33,892,127
210,421	Exxon Mobil Corp.	35,700,027
751,104	Pembina Pipeline Corp.	33,619,415
373,767	Shell PLC, ADR	34,760,331
530,344	TC Energy Corp.	33,199,534
380,358	TotalEnergies SE	34,604,971
460,661	Williams (The) Cos., Inc.	33,526,908
		273,487,538
	Personal Care Products — 0.8%
1,926,402	Kenvue, Inc.	33,211,170
555,181	Unilever PLC, ADR	31,628,662
		64,839,832
	Pharmaceuticals — 4.4%
184,191	AstraZeneca PLC	36,326,149
594,819	Bristol-Myers Squibb Co.	36,075,772
652,145	GSK PLC, ADR	35,991,882
144,017	Johnson & Johnson	35,203,515
293,092	Merck & Co., Inc.	35,256,037
228,945	Novartis AG, ADR	34,971,349
1,266,521	Pfizer, Inc.	35,563,910
757,311	Sanofi S.A., ADR	36,487,244
1,898,366	Takeda Pharmaceutical Co., Ltd., ADR	35,157,738
294,241	Zoetis, Inc.	34,782,229
		355,815,825
	Professional Services — 2.0%
161,673	Automatic Data Processing, Inc.	32,848,720
198,455	Broadridge Financial Solutions, Inc.	32,244,968
362,623	Paychex, Inc.	33,404,831
475,725	SS&C Technologies Holdings, Inc.	32,144,738
372,377	Thomson Reuters Corp.	33,506,483
		164,149,740

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Residential REITs — 4.2%
1,231,106	American Homes 4 Rent, Class A	$34,372,480
207,664	AvalonBay Communities, Inc.	33,921,914
345,442	Camden Property Trust	33,735,866
536,976	Equity LifeStyle Properties, Inc.	33,518,042
580,456	Equity Residential	34,333,972
139,765	Essex Property Trust, Inc.	33,823,130
1,369,335	Invitation Homes, Inc.	34,027,975
277,026	Mid-America Apartment Communities, Inc.	33,830,415
262,749	Sun Communities, Inc.	33,095,864
989,635	UDR, Inc.	33,429,870
		338,089,528
	Retail REITs — 1.7%
326,761	Federal Realty Investment Trust	34,705,286
1,493,602	Kimco Realty Corp.	33,561,237
557,184	Realty Income Corp.	34,088,517
454,182	Regency Centers Corp.	34,363,410
		136,718,450
	Software — 0.4%
568,300	Dolby Laboratories, Inc., Class A	34,132,098
	Specialized REITs — 1.2%
733,394	Gaming and Leisure Properties, Inc.	32,540,692
124,965	Public Storage	33,850,519
1,253,412	VICI Properties, Inc.	34,243,216
		100,634,427
	Specialty Retail — 1.7%
102,459	Home Depot (The), Inc.	33,697,741
144,737	Lowe’s Cos., Inc.	34,198,458
216,644	TJX (The) Cos., Inc.	34,598,047
742,384	Tractor Supply Co.	33,629,995
		136,124,241
	Tobacco — 1.3%
526,552	Altria Group, Inc.	34,747,166
585,372	British American Tobacco PLC, ADR	34,226,701
207,702	Philip Morris International, Inc.	34,341,449
		103,315,316
	Trading Companies & Distributors — 0.9%
762,756	Fastenal Co.	35,391,878
389,218	MSC Industrial Direct Co., Inc., Class A	35,913,145
		71,305,023
	Water Utilities — 1.7%
460,849	American States Water Co.	34,849,401
249,792	American Water Works Co., Inc.	33,994,193
Shares	Description	Value

	Water Utilities (Continued)
762,756	California Water Service Group	$34,583,357
847,620	Essential Utilities, Inc.	34,133,658
		137,560,609
	Wireless Telecommunication Services — 1.3%
1,431,183	America Movil S.A.B. de C.V., ADR	36,466,543
868,465	Rogers Communications, Inc., Class B	33,392,479
162,413	T-Mobile US, Inc.	34,111,602
		103,970,624
	Total Common Stocks	8,072,658,078
	(Cost $7,324,746,364)
MONEY MARKET FUNDS — 0.1%
7,195,912	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	7,195,912
	(Cost $7,195,912)

	Total Investments — 99.8%	8,079,853,990
	(Cost $7,331,942,276)
	Net Other Assets and Liabilities — 0.2%	12,939,536
	Net Assets — 100.0%	$8,092,793,526

(a)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,072,658,078	$8,072,658,078	$—	$—
Money Market Funds	7,195,912	7,195,912	—	—
Total Investments	$8,079,853,990	$8,079,853,990	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
36,989	Northrop Grumman Corp.	$25,235,375
	Beverages — 2.0%
315,546	Monster Beverage Corp. (a)	22,864,463
	Biotechnology — 6.7%
232,222	Incyte Corp. (a)	21,856,735
186,292	Neurocrine Biosciences, Inc. (a)	24,542,108
53,047	United Therapeutics Corp. (a)	31,455,810
		77,854,653
	Building Products — 2.3%
63,317	Trane Technologies PLC	26,386,727
	Capital Markets — 5.8%
90,170	Cboe Global Markets, Inc.	25,344,082
336,208	Interactive Brokers Group, Inc., Class A	22,549,471
45,769	Moody’s Corp.	19,966,726
		67,860,279
	Commercial Services & Supplies — 1.7%
600,999	Copart, Inc. (a)	19,953,167
	Communications Equipment — 4.3%
189,962	Arista Networks, Inc. (a)	23,323,534
91,954	F5, Inc. (a)	26,605,051
		49,928,585
	Consumer Finance — 1.8%
67,616	American Express Co.	20,452,488
	Consumer Staples Distribution & Retail — 4.4%
25,587	Costco Wholesale Corp.	25,495,654
206,098	Walmart, Inc.	25,613,860
		51,109,514
	Electronic Equipment, Instruments & Components — 1.7%
159,777	Amphenol Corp., Class A	20,187,824
	Energy Equipment & Services — 4.8%
476,636	Baker Hughes Co.	29,098,628
527,815	SLB Ltd.	27,124,413
		56,223,041
	Entertainment — 2.3%
280,290	Netflix, Inc. (a)	26,949,883
	Financial Services — 2.0%
45,719	Mastercard, Inc., Class A	22,843,955
	Ground Transportation — 1.8%
290,740	Uber Technologies, Inc. (a)	20,912,928
Shares	Description	Value

	Health Care Equipment & Supplies — 3.8%
354,647	Dexcom, Inc. (a)	$22,271,831
95,764	ResMed, Inc.	21,497,103
		43,768,934
	Health Care Providers & Services — 1.9%
69,506	Cencora, Inc.	21,834,615
	Hotels, Restaurants & Leisure — 3.7%
188,767	Airbnb, Inc., Class A (a)	23,837,497
617,199	Chipotle Mexican Grill, Inc. (a)	19,756,540
		43,594,037
	Household Durables — 4.2%
116,441	Garmin Ltd.	27,015,477
189,381	PulteGroup, Inc.	22,273,099
		49,288,576
	Insurance — 4.3%
272,096	Arch Capital Group Ltd. (a)	26,118,495
135,237	Marsh & McLennan Cos., Inc.	23,456,858
		49,575,353
	Interactive Media & Services — 3.5%
39,772	Meta Platforms, Inc., Class A	22,754,755
951,836	Pinterest, Inc., Class A (a)	17,456,672
		40,211,427
	Machinery — 2.0%
42,612	Cummins, Inc.	22,926,108
	Media — 1.3%
695,134	Trade Desk (The), Inc., Class A (a)	15,772,590
	Metals & Mining — 2.0%
216,137	Newmont Corp.	23,396,830
	Pharmaceuticals — 1.9%
23,749	Eli Lilly & Co.	21,843,618
	Semiconductors & Semiconductor Equipment — 8.1%
70,141	Broadcom, Inc.	21,709,341
68,004	Micron Technology, Inc.	22,974,471
23,873	Monolithic Power Systems, Inc.	26,101,544
132,439	NVIDIA Corp.	23,097,362
		93,882,718
	Software — 12.9%
43,342	AppLovin Corp., Class A (a)	17,250,116
77,695	Cadence Design Systems, Inc. (a)	21,589,109
618,434	Dynatrace, Inc. (a)	22,869,689
327,203	Fortinet, Inc. (a)	26,739,029
45,239	Intuit, Inc.	19,560,439

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
144,256	Palantir Technologies, Inc., Class A (a)	$21,101,768
193,716	ServiceNow, Inc. (a)	20,253,008
		149,363,158
	Specialty Retail — 4.5%
128,215	Ross Stores, Inc.	27,775,215
156,718	TJX (The) Cos., Inc.	25,027,865
		52,803,080
	Textiles, Apparel & Luxury Goods — 2.0%
67,923	Ralph Lauren Corp.	23,364,833
	Total Common Stocks	1,160,388,759
	(Cost $1,176,724,184)
MONEY MARKET FUNDS — 0.1%
972,839	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	972,839
	(Cost $972,839)

	Total Investments — 100.0%	1,161,361,598
	(Cost $1,177,697,023)
	Net Other Assets and Liabilities — (0.0)%	(188,776)
	Net Assets — 100.0%	$1,161,172,822

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,160,388,759	$1,160,388,759	$—	$—
Money Market Funds	972,839	972,839	—	—
Total Investments	$1,161,361,598	$1,161,361,598	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 90.3%
76,595	AAR Corp. (a)	$8,384,089
93,540	AeroVironment, Inc. (a)	17,122,497
59,372	AIRO Group Holdings, Inc. (a)	451,524
69,093	Astronics Corp. (a)	4,610,576
527,764	Boeing (The) Co. (a)	105,040,869
70,380	Curtiss-Wright Corp.	47,937,226
29,032	Ducommun, Inc. (a)	3,541,904
197,596	FTAI Aviation Ltd.	48,411,020
349,757	General Dynamics Corp.	120,043,598
384,900	General Electric Co.	109,223,073
175,036	HEICO Corp.	47,994,871
155,163	Hexcel Corp.	12,557,342
283,553	Howmet Aerospace, Inc.	65,347,624
76,080	Huntington Ingalls Industries, Inc.	28,902,792
377,864	Intuitive Machines, Inc. (a)	7,013,156
250,120	Karman Holdings, Inc. (a)	20,022,106
306,274	Kratos Defense & Security Solutions, Inc. (a)	21,595,380
184,325	L3Harris Technologies, Inc.	63,619,774
527,376	Leonardo DRS, Inc.	23,478,779
186,212	Loar Holdings, Inc. (a)	10,668,085
227,976	Lockheed Martin Corp.	137,786,415
113,092	Mercury Systems, Inc. (a)	8,245,538
63,975	Moog, Inc., Class A	18,721,644
14,126	National Presto Industries, Inc.	1,936,110
100,010	Northrop Grumman Corp.	68,230,822
729,396	Rocket Lab Corp. (a)	46,841,811
656,645	RTX Corp.	126,666,820
341,442	Textron, Inc.	29,896,661
44,459	TransDigm Group, Inc.	51,526,203
119,545	Voyager Technologies, Inc., Class A (a)	2,796,158
117,656	Woodward, Inc.	42,111,435
		1,300,725,902
	Diversified Telecommunication Services — 3.6%
633,646	AST SpaceMobile, Inc. (a)	52,510,244
	Professional Services — 6.0%
43,774	CACI International, Inc., Class A (a)	23,807,365
247,932	KBR, Inc.	9,138,774
249,476	Leidos Holdings, Inc.	38,798,507
107,313	Parsons Corp. (a)	5,813,145
87,854	Science Applications International Corp.	8,339,102
		85,896,893
Shares	Description	Value

	Software — 0.0%
146,773	Telos Corp. (a)	$614,979
	Total Common Stocks	1,439,748,018
	(Cost $1,409,624,947)
MONEY MARKET FUNDS — 0.1%
1,451,730	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	1,451,730
	(Cost $1,451,730)

	Total Investments — 100.0%	1,441,199,748
	(Cost $1,411,076,677)
	Net Other Assets and Liabilities — (0.0)%	(529,373)
	Net Assets — 100.0%	$1,440,670,375

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,439,748,018	$1,439,748,018	$—	$—
Money Market Funds	1,451,730	1,451,730	—	—
Total Investments	$1,441,199,748	$1,441,199,748	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.7%
135	General Dynamics Corp.	$46,335
	Chemicals — 13.0%
587	CF Industries Holdings, Inc.	76,216
678	Corteva, Inc.	56,755
1,130	DuPont de Nemours, Inc.	51,754
711	Eastman Chemical Co.	54,264
1,817	Element Solutions, Inc.	62,033
107	Linde PLC	53,046
		354,068
	Construction Materials — 1.5%
220	Eagle Materials, Inc.	41,679
	Containers & Packaging — 3.5%
220	Packaging Corp. of America	46,688
1,174	Smurfit Westrock PLC	46,784
		93,472
	Electrical Equipment — 5.1%
143	Eaton Corp. PLC	51,147
342	Emerson Electric Co.	44,809
117	Rockwell Automation, Inc.	41,989
		137,945
	Electronic Equipment, Instruments & Components — 2.3%
224	Keysight Technologies, Inc. (a)	63,251
	Energy Equipment & Services — 10.8%
997	Baker Hughes Co.	60,867
1,607	Halliburton Co.	62,657
2,906	NOV, Inc.	54,662
1,183	SLB Ltd.	60,794
580	Weatherford International PLC	54,856
		293,836
	Hotel & Resort REITs — 1.8%
2,561	Host Hotels & Resorts, Inc.	49,069
	Machinery — 7.0%
79	Caterpillar, Inc.	55,968
89	Cummins, Inc.	47,884
520	Otis Worldwide Corp.	40,082
52	Parker-Hannifin Corp.	46,552
		190,486
	Metals & Mining — 7.1%
855	Alcoa Corp.	56,712
656	Commercial Metals Co.	40,298
455	Newmont Corp.	49,254
157	Reliance, Inc.	47,715
		193,979
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 34.7%
1,318	Antero Resources Corp. (a)	$55,936
1,857	APA Corp.	78,811
298	Chevron Corp.	61,656
490	Chord Energy Corp.	69,668
1,725	Coterra Energy, Inc.	60,617
1,240	Devon Energy Corp.	62,397
432	EOG Resources, Inc.	62,454
847	EQT Corp.	53,903
412	Expand Energy Corp.	45,230
2,075	Magnolia Oil & Gas Corp., Class A	65,508
1,453	Murphy Oil Corp.	59,936
1,104	Occidental Petroleum Corp.	71,760
1,159	Ovintiv, Inc.	68,798
1,288	Range Resources Corp.	58,192
279	Valero Energy Corp.	68,935
		943,801
	Professional Services — 1.4%
405	Paychex, Inc.	37,309
	Residential REITs — 3.0%
327	Mid-America Apartment Communities, Inc.	39,933
1,238	UDR, Inc.	41,820
		81,753
	Retail REITs — 3.5%
1,732	Brixmor Property Group, Inc.	49,881
245	Simon Property Group, Inc.	45,700
		95,581
	Specialized REITs — 3.4%
349	Extra Space Storage, Inc.	45,764
359	Lamar Advertising Co., Class A	45,471
		91,235
	Total Common Stocks	2,713,799
	(Cost $2,643,042)
MONEY MARKET FUNDS — 0.2%
4,042	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	4,042
	(Cost $4,042)

	Total Investments — 100.0%	2,717,841
	(Cost $2,647,084)
	Net Other Assets and Liabilities — 0.0%	757
	Net Assets — 100.0%	$2,718,598

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,713,799	$2,713,799	$—	$—
Money Market Funds	4,042	4,042	—	—
Total Investments	$2,717,841	$2,717,841	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Exchange-Traded Fund
Additional Information (Continued)
March 31, 2026 (Unaudited)
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”, and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.